SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues	$ 170,167	$ 150,318	$ 160,167
Operating Income
Total operating income for reportable segments	37,930	29,947	26,583
Financing income, net	(166)	6,755	(819)
Other income (expenses)	(4,760)	(1,617)	(8,691)
Consolidated income before taxes on income	38,002	37,689	27,864
Assets
Current assets	108,861	85,789
Property and equipment, net	32,546	34,156	40,870
Total assets	160,542	147,339	157,457
Other significant items
Expenditures for assets	12,576	7,713	13,170
Asset expenditures, reportable segments and unallocated amounts	13,963	10,033	16,235
Depreciation and amortization, reportable segments	9,718	11,601	14,503
Depreciation and amortization	11,576	14,671	17,801
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments	37,930	29,947	26,583
Assets
Total assets	82,297	84,004	91,408
Other significant items
Expenditures for assets	12,576	7,713	13,170
Depreciation and amortization, reportable segments	9,718	11,602	14,503
Unallocated Amounts [Member]
Operating Income
Financing income, net	238	987	2,100
Other income (expenses)	(166)	6,755	(819)
Assets
Current assets	61,530	48,512	50,339
Investments in affiliated and other companies	1,511	242	287
Property and equipment, net	8,644	9,187	9,278
Other unallocated amounts	6,560	5,394	6,145
Other significant items
Expenditure for assets unallocated amounts	1,387	2,320	3,065
Depreciation and amortization, unallocated amounts	$ 1,858	$ 3,069	$ 3,298